Other provisions, contingent liabilities and contingent assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Construction division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	€ 1,575
Bank guarantees and other guarantees issued by insurance companies [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	8,260	€ 8,533
Bank guarantees and other guarantees issued by insurance companies [Member] | Construction division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	7,074	7,013
Bank guarantees and other guarantees issued by insurance companies [Member] | Toll roads division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	476	404
Bank guarantees and other guarantees issued by insurance companies [Member] | Airports division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	355	799
Bank guarantees and other guarantees issued by insurance companies [Member] | Energy and mobility infrastructures division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	199	66
Bank guarantees and other guarantees issued by insurance companies [Member] | Corporation division [Member]
Bank guarantees and other guarantees issued by insurance companies [Line Items]
Gurantees amount	€ 157	€ 251